S000010352 [Member] Expense Example - AB New York Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 374
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,298
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253	[1]
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,673
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 729

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.